Derivative Financial Instruments - Schedule of Differences Between the Gains (Losses) on the Derivative and The Gains (Losses) on the Hedged Item (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Gain (loss) on derivative recognized in OCI, cash flow hedge	$ (24)	$ (118)	$ (39)
Gain (loss) on derivative recognized in OCI, net investment hedge	81	(160)	109
Gain (loss) on hedges reclassified to income, cash flow hedge	26	26	24
Gain (loss) on hedges reclassified to income, net investment hedge	0	0	0
Interest rate contracts
Derivative [Line Items]
Gain (loss) on derivative recognized in OCI, cash flow hedge	(12)	(14)	0
Interest rate contracts | Net interest revenue
Derivative [Line Items]
Gain (loss) on hedges reclassified to income, cash flow hedge	(1)	2	0
Foreign exchange contracts
Derivative [Line Items]
Gain (loss) on derivative recognized in OCI, cash flow hedge	(12)	(104)	(39)
Gain (loss) on derivative recognized in OCI, net investment hedge	81	(160)	109
Foreign exchange contracts | Net interest revenue
Derivative [Line Items]
Gain (loss) on hedges reclassified to income, cash flow hedge	27	24	24
Foreign exchange contracts | Gains (Losses) related to investment securities, net
Derivative [Line Items]
Gain (loss) on hedges reclassified to income, net investment hedge	$ 0	$ 0	$ 0